Intangible Assets, Goodwill and Other Long Term Assets (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Intangible Assets, Goodwill and Other Long Term Assets (Details) [Line Items]
Carrying amount percentage	20.00%
Carrying amount of goodwill (in Dollars)	$ 30,313
Estimated future cash flows	5 years
weighted-average cost of capital	12.10%
Growth rate	1.00%
Discount rate	1.00%
Bottom of range [member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) [Line Items]
Proprietary products segments (in Dollars)	$ 4,000
Top of range [member]
Intangible Assets, Goodwill and Other Long Term Assets (Details) [Line Items]
Proprietary products segments (in Dollars)	$ 19,000